UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08644
Coventry Funds Trust

(Exact name of registrant as specified in charter)
3435 Stelzer Road Columbus, OH 43219

(Address of principal executive offices) (Zip code)
3435 Stelzer Road Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2007
Item 1. Reports to Stockholders.

EM CAPITAL INDIA GATEWAY FUND

2007 ANNUAL REPORT

A Shares: EMINX
I Shares: EMIIX

www.emcapitalfunds.com

EM CAPITAL INDIA GATEWAY FUND
EM Capital India Gateway Fund (EMINX) is Your Gateway to India!
2007 ANNUAL REPORT
The views and opinions in this report were current as of December 31, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent.
Statements of fact are from sources considered reliable, but neither the Funds nor the Investment Advisor makes any representation or guarantee as to their completeness or accuracy.
A-Shares: EMINX
I-Shares: EMIIX
•	The EM Capital India Gateway Fund invests in Indian and India-related companies with a long-term view.

•	The Fund seeks to invest at least half its assets in mid and small cap Indian companies that the Advisor believes are rapidly growing and may provide a greater long-term return to investors.
•	The EM Capital India Gateway Fund co-portfolio managers trade directly in the Indian market through Mumbai-based brokers.
•	A highly tax-efficient structure, licensed by the Securities and Exchange Board of India (SEBI), allows U.S. investors to avoid double-taxation of gains from investing in India.
Investment Adviser:
EM Capital Management, LLC
920 Country Club Drive, Suite 1- D
Moraga, CA 94556 USA
Tel: 800-933-1850
seth.freeman@emcapitalmanagement.com
www.emcapitalfunds.com
Before investing please consider carefully the investment objectives, risks, charges and expenses of the Fund Please read the prospectus carefully before investing. Mutual fund investing involves risks, including the possible loss of principal. Investing in international markets may involve additional risks, such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation In addition, single-country and sector funds may be subject to a higher degree of market risk than diversified funds because of concentration in a specific industry, sector or geographic location. Please see the Funds’ prospectus and Statement of Additional Information for more risk disclosure. For a prospectus, which contains this and other information about the funds, call 800-933-1850 or visit emcapitalfunds.com.

EM CAPITAL INDIA GATEWAY FUND — 2007 ANNUAL REPORT
TABLE OF CONTENTS

PORTFOLIO MANAGER DISCUSSION	1

GROWTH OF $10,000 CHART & PORTFOLIO SECTOR CHART	4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	5

FINANCIAL STATEMENTS:

Consolidate Schedule of Investments	6

Consolidated Statement of Assets & Liabilities	7

Consolidate Statement of Operations	8

Consolidated Statement of Changes in Net Assets	9

Consolidated Statement of Cash Flows	10

Consolidated Financial Highlights	11

Notes to Consolidated Financial Statements	12

Supplemental Information	18

Trustees & Officers	19

EM Capital India Gateway Fund — 2007 Annual Report
Portfolio Manager Discussion
Fund Results
The EM Capital India Gateway Fund commenced trading on July 23, 2007. During the five months ended December 31, 2007, the EM Capital India Gateway Fund A-shares (EMINX) NAV gained 31.91%. The gain represents both portfolio returns and the appreciation in the value of the Indian Rupee during this period.
The Fund held shares in 70 different Indian companies representing 88.00% of investable assets and cash and cash equivalents equal to 12.00%. Share turnover was 9.82%.
As the Fund is a hybrid large and mid and small cap India fund, we haven’t fully determined which benchmarks are the most relevant and meaningful in comparing performance of the EM Capital India Gateway Fund. In addition, the Fund uses a common Indian yard-stick of “under $1.5 billion” market cap to define mid and small companies, while competing U.S. funds seem to consider a $5 billion Indian company to be a mid-cap. Morningstar compares the Fund to the MSCI EAFE Index, which we believe is not a relevant benchmark. Peer mutual funds use the Bombay Stock Exchange 100 Index (BSE 100) so for the purposes of this Discussion, we will use it here although we are not necessarily adopting it as the Fund’s official benchmark. In addition, we will compare it to the BSE 200 Index that captures a broader range of market caps. During the five month period ending December 31, 2007, the BSE 100 rose 36.77% and the BSE 200 rose 37.69% compared to the 31.91% gain in the Fund’s A-shares (EMINX).
A Five Month Review
The first five months ending December 31, 2007 were very bumpy as demonstrated in the graph above. The Fund made its first investments in Indian companies on July 23, 2007, about two weeks into what started as the U.S. Sub-Prime Crisis.
It was a strange time to launch and begin trading any new mutual fund but EM Capital India Gateway Fund is a single-country fund and our job is to invest in the Indian market and not to attempt to time the market. Despite the market volatility, the decision was made to begin building the initial portfolio of shares in Indian companies, work out the operational issues of investing directly in the Indian market and to begin the Fund’s track-record; while establishing selling agreements with major brokers and financial advisor networks.
As the graph above indicates, the Fund experienced rather dramatic volatility during its five months of operation in 2007. Most of the volatility was caused by events outside of India, mainly negative “Sub-Prime”-related news from the U.S. In October, the Indian securities regulator made an announcement regarding restricting the use of Participatory Notes as means of investing in the Indian market which caused a sharp drop in the market. Once the new policy was clarified, the market rebounded. Government policy pronouncements, exogenous factors and market sentiment are a good example of the kinds of events that cause stock price volatility in India despite an economy that is otherwise projected to grow 7% to 10%

EM Capital India Gateway Fund — 2007 Annual Report
Portfolio Manager Discussion
in 2008 and is expected to continue at this rate for the next 5 to 10 years.
Factors Contributing to 2007 Fund Performance
Since the portfolio was being built from scratch and we wanted to avoid concentrated positions, we established a relatively large number of small positions in companies that we believed were reasonably priced and expected to have high growth rates. A broad range of industries and sectors are represented in the portfolio. Certain companies in sectors that we believe represent the major economic themes in the Indian economy were moderately over-weighted. These themes include infrastructure, all types of financial services and changing consumer tastes and levels of consumption resulting from higher incomes. The portfolio benefited from being overweight in industrial materials (15.10%), financial services (12.40%), manufacturing (8.00%), engineering (7.70%) and consumer goods (7.30%).
Within these sectors several companies’ stocks achieved very high gains in USD terms for the period ending 12/31/07 as follows: DLF, Ltd, one of India’s largest real estate developers up 82%; Great Eastern Shipping Ltd, India’s largest private sector shipping company up 82%; ICSA India Ltd, a major power and energy engineering company up 83%; Larsen & Toubro Ltd., India’s largest engineering construction contractor up 73%; Nilkamal Limited, India’s largest manufacturer of plastic home furniture up 100%; Reliance Capital Ltd., one of India’s largest financial services companies up 125% and Tata Steel, one of India’s largest private sector steel companies up 71%. On the downside, biggest losers were: Amtek Auto Ltd, a global automotive components supplier, down 2%; Bharat Heavy Electricals, Ltd. the largest engineering and manufacturing enterprise in India in the energy-related/infrastructure sector down 6%; Bombay Rayon Fashions Ltd., a major textile and fashion manufacturer down 6%; Champagne Indage Ltd, India’s only listed winery down 14%; Infosys Technologies Ltd., a major global information technology consulting firm down 6% and KEI Industries, Ltd., one of India’s largest power cable manufacturers down 4%.
2008 India Market Concerns
We believe the Fund’s long-term performance will continue to be driven by a sound investment approach focused on bottom-up company research with deep local market expertise; coupled with its highly tax-efficient structure of investing through its Mauritius Special Purpose Vehicle (SPV) subsidiary. This structure allows the Fund to take advantage of the anti-double taxation treaty between Mauritius and India. Although the Fund invests for long-term gains and is willing to ride out dips in stock prices, the tax efficient structure allows the Fund to opportunistically take short-term gains without being subject to India’s 15% short-term capital gains tax and double taxation again in the United States. Conversely, investors are protected from short-term India tax that would be withheld in the event domestic shares with embedded short-term gains needed to be sold to pay investor redemptions.
We believe that volatility from both exogenous factors and domestic conditions will persist in the coming year. Domestic inflation is a serious problem and due to Indian government subsidies on the price of oil sold domestically and food inflation, we expect India’s inflation rate to increase. Due to macroeconomic factors, Rupee depreciation against the U.S. dollar may cause the Fund to under-perform domestic Indian benchmarks. Since the Fund is priced in dollars, the NAV reflects both changes in the stock prices and fluctuations in foreign exchange rates.

EM Capital India Gateway Fund — 2007 Annual Report
Portfolio Manager Discussion
Fund Expenses
Fund expenses are a concern for investors in both existing and new funds. A new fund with limited assets such as the EM Capital India Gateway Fund is dependent upon the adviser to reimburse the Fund for expenses that exceed the Fund’s expense cap. This aligns the interests of the Fund’s adviser with those of the investors. Fund administration and Fund accounting services are presently provided by Citi Fund Services in Columbus, Ohio. The adviser has made arrangements for the Fund to change services provider to Gemini Fund Services in Long Island, New York and Omaha, Nebraska and will become a series of Northern Lights Fund Trust commencing on or around August 1, 2008. The adviser expects the Fund to obtain significant cost reductions as a result. We look forward to updating you more in our mid-year 2008 report.
Thank you
We wish to thank you for investing in the EM Capital India Gateway Fund. As both the Fund’s Advisers and co-investors with a significant stake in the Fund, we look forward to serving you in 2008. Please feel free to contact us directly at 800-933-1850 or email seth.freeman@emcapitalmanagement.com or visit the Fund’s website at www.emcapitalfunds.com.
Fund performance since December 31, 2007 is significantly different than reported in this 2007 Annual Report. Investors should consult current Fund information before investing in the Fund. Current information may be obtained at www.morningstar.com or the Fund’s website www.emcapitalfunds.com or by contacting the Adviser directly at seth.freeman@emcapitalmanagement.com or by telephone at 925-376-8700 or toll-free at 800-933-1850

EM CAPITAL INDIA GATEWAY FUND — 2007 ANNUAL REPORT

•	EM Capital India Gateway Fund commenced on July 23, 2007, so there is no prior performance.

•	The Fund has not completed a complete calendar year and has not declared its official benchmark index. The BSE 100 Index® [1] and S&P 500® are shown below for comparative purposes only.

•	The Growth of a $10,000 investment graph below reflects the period of July 23, 2007 to December 31, 2007.

•	EM Capital Management, LLC, the adviser has waived its fees and reimbursed the Fund for expenses that exceed the expense cap of each share class.
PORTFOLIO SECTOR ALLOCATION

NUMBER OF	12/31/07	2007	SHARE	REDEMPTION
SECURITIES: 70	NAV	RETURN	ASSETS	FEE	12b-1 FEES
A-Shares	13.19	31.91%	$294,914	2.00% within 90 calendar days	50bps
I-Shares	13.22	32.20%	$3,318	2.00% within 90 calendar days	None
EXPENSES 2

Class A Shares: Net Ratio: Fiscal Year 2007	2.30%	Gross Ratio: Fiscal Year 2007	3.45%
Class I Shares: Net Ratio: Fiscal Year 2007	1.80%	Gross Ratio: Fiscal Year 2007	2.95%

PORTFOLIO TURNOVER[3] Fiscal Year 2007	9.82%

[1]	It is not possible to invest directly in either the S&P500 or BSE-100 Index. The Bombay Stock Exchange 100 (BSE 100) Index is a free float—adjusted market capitalization—weighted index of the 100 largest market cap stocks listed on the Bombay Stock Exchange. The S&P 500 Index is a market capitalization—weighted index of the 500 largest market cap stocks listed in the United States. Exchange Source: Index data from Bloomberg; total return calculations performed by Citi Fund Services

[2]	Includes management fee, administration and shareholder services fees after reimbursement, waiver or recapture of expenses by Adviser. The above Gross Expense Ratio is from the Fund’s prospectus dated May 10, 2007. Additional information pertaining to the Fund’s expense ratios as of December 31, 2007 can be found in the financial highlights.

[3]	The lesser of fiscal year-to-date long-term purchase costs or sales proceeds divided by the average monthly market value of long-term securities.
Past Performance is Not Predictive of Future Performance. Fund expenses reflect a contractual expense reduction that may not be terminated without shareholder approval. Without this reduction performance would have been lower.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of
EM Capital India Gateway Fund of the Coventry Funds Trust (the “Trust”):
We have audited the accompanying consolidated statement of assets and liabilities of the EM Capital India Gateway Fund (the “Fund”), including the consolidated schedule of investments, as of December 31, 2007, and the related consolidated statement of operations, statement of cash flows, statement of changes, and financial highlights from July 23, 2007 (commencement of operations) through the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of the EM Capital India Gateway Fund at December 31, 2007, the result of its operations, its cash flows, the changes in net assets, and its financial highlights from July 23, 2007 (commencement of operations) through the period then ended, in conformity with U.S. generally accepted accounting principles.
June 30, 2008

EM Capital India Gateway Fund and Subsidiary
Consolidated Schedule of Investments
December 31, 2007

Description	Shares	Value
Common Stock—88.0%
Automotive— 5.7%
Amtek Auto, Ltd.	360	$3,889
Bajaj Auto, Ltd. *	50	3,334
Mahindra & Mahindra, Ltd.	220	4,812
Maruti Udyog, Ltd. *	200	5,047
		17,082

Business Services— 2.4%
Great Eastern Shipping Co., Ltd.	500	7,072

Conglomerate— 1.0%
Aditya Birla Nuvo, Ltd.	60	3,059

Consumer Goods— 7.3%
Empee Distilleries, Ltd. *	500	4,491
ITC, Ltd.	530	2,817
Radico Khaitan, Ltd.	470	2,094
Rajesh Exports, Ltd.	215	4,940
United Breweries, Ltd.	300	2,515
United Spirits, Ltd.	100	5,071
		21,928

Energy— 3.7%
Hindustan Petroleum Corp., Ltd.	350	3,280
Oil & Natural Gas Corp., Ltd.	130	4,080
Reliance Industries, Ltd.	50	3,657
		11,017

Engineering— 7.7%
Alstom Power India, Ltd. *	110	2,809
IVRCL Infra & Projects, Ltd.	220	3,103
Jaiprakash Associates, Ltd.	1,200	13,003
Larsen & Toubro, Ltd.	40	4,230
		23,145

Financial Services — 12.4%
Axis Banks, Ltd.	120	2,955
Dena Bank	1,000	2,162
Housing Development Finance Corp.	50	3,651
ICICI Bank, Ltd.	250	7,858
Motilal Oswal Financial Services, Ltd. *	120	5,564
Reliance Capital, Ltd.	100	6,565
Shriram Transport Finance Co., Ltd.	340	3,511
Yes Bank, Ltd. *	750	4,744
		37,010

Healthcare— 5.4%
Ajanta Pharma, Ltd.	1,000	2,894
Alembic, Ltd.	1,000	2,435
Apollo Hospitals Enterprise, Ltd.	180	2,401
Ranbaxy Laboratories, Ltd.	210	2,267
Sun Pharma Ind., Ltd.	200	6,109
		16,106

Hotels— 2.8%
Asian Hotels, Ltd.	120	2,514
Hotel Leela Venture, Ltd.	1,800	3,318
Indian Hotels, Ltd.	625	2,531
		8,363

Industrial Materials— 15.1%
Asian Paints, Ltd.	100	2,790
Everest Kanto Cylinder, Ltd.	230	2,011
Grasim Industries, Ltd.	30	2,788
Gujarat Sidhee Cements, Ltd. *	2,800	3,108
Hindustan Zinc, Ltd.	120	2,519
ICSA India, Ltd.	250	3,768

Description	Shares	Value
Common Stock — Continued
Industrial Materials— Continued
Jain Irrigation Systems, Ltd.	600	$9,830
Jindal Saw, Ltd. *	120	3,277
JK Cements, Ltd.	520	2,865
Sterlite Industries (India), Ltd. *	140	3,676
Tata Steel, Ltd. (b)**	252	639
Tata Steel, Ltd.	336	7,975
		45,246

Information— 7.5%
Creative Eye, Ltd. *	3,000	2,870
Infosys Technologies, Ltd.	50	2,246
Prithvi Information Solutions, Ltd.	290	2,230
Rolta India, Ltd.	170	3,086
Satyam Computers, Ltd.	510	5,849
Tata Consultancy Services, Ltd.	80	2,187
Wipro, Ltd.	305	4,068
		22,536

Manufacturing— 8.0%
Bharat Heavy Electricals, Ltd.	100	6,570
Bombay Rayons Fashions, Ltd.	630	5,742
Champagne Indage, Ltd.	160	3,101
KEI Industries, Ltd.	600	1,534
Lloyd Electric & Engineering, Ltd.	100	509
Nilkamal, Ltd.	460	3,950
Vardhman Textiles, Ltd.	560	2,438
		23,844

Media— 1.8%
Balaji Telefilms, Ltd.	600	5,284

Paper— 1.7%
Ballarpur Industries, Ltd.	620	2,730
West Coast Paper Mills, Ltd.	900	2,405
		5,135

Real Estate — 2.1%
DLF, Ltd.	140	3,815
Purvankara Projects, Ltd.	225	2,598
		6,413

Telecommunications — 3.4%
Bharti Airtel, Ltd. *	310	7,838
Subex Azure, Ltd. *	260	2,174
		10,012

Total Common Stock (Cost $203,642)		263,252

Other assets in excess of liabilities — 12.0%		35,980

NET ASSETS — 100.0%		299,232

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross Unrealized appreciation	$60,112
Gross Unrealized depreciation	(1,097)

Net Unrealized appreciation	$59,015

(b)	Security was fair valued as of December 31, 2007. Represents 0.21% of net assets.

*	Non-income producing securities.

**	Preferred shares
See Accompanying Notes to Consolidated Financial Statements

EM Capital India Gateway Fund and Subsidiary
Consolidated Statement of Assets and Liabilities
December 31, 2007

Assets:
Investments, at value (Cost — $203,642)	$263,252
Foreign Currency (Cost — $4,997)	4,623
Cash and cash equivalents	20,248
Interest and dividends receivable	135
Receivable for capital shares issued	9,503
Receivable from investment adviser	240,957
Prepaid offering costs	25,586
Prepaid expenses	2,550

Total Assets	566,854

Liabilities:
Payable for securities purchased	2,610
Accrued expenses and other liabilities:
Administration	14,788
Chief Compliance Officer	8,294
Fund Accounting	16,036
Distribution Fees, Class A	112
Custodian Fees	4,991
Professional	72,000
Legal	15,348
Transfer Agent	57,499
Trustees	230
Printing	25,204
Tax liability	361
Other Fees	50,149

Total Liabilities	267,622

Net Assets	$299,232

Composition of Net Assets:
Paid in Capital	$236,742
Paid in Capital — minority interest	1,000
Accumulated net investment income	838
Accumulated realized gain on investments	1,808
Accumulated realized losses from foreign exchange transactions	(392)
Unrealized appreciation from investments and foreign exchange transactions	59,236

Net Assets	$299,232

Net Assets:
Class A Shares	$294,914
Class I Shares	3,318
Adviser Shares *	1,000

Total Net Assets	$299,232

Shares Outstanding ($0.01 par value, unlimited shares authorized):
Class A Shares	22,360
Class I Shares	251
Adviser Shares *	1,000
Net Asset Value, Offering and Redemption price per share:
Class A Shares	$13.19
Class I Shares	13.22
Adviser Shares *	1.00
Maximum Sales Charge:
Class A Shares	5.00%
Maximum Offering Price Per Share (Net Asset Value/(100% — Maximum Sales Charge)):
Class A Shares	$13.88

*	Adviser Shares can not be redeemed and have no voting rights.
See Notes to Financial Statements

EM Capital India Gateway Fund and Subsidiary
Consolidated Statement of Operations
For the period July 23, 2007 (Inception) through December 31, 2007

Investment Income:
Interest income	$27
Dividend income	625
Other income	2,461

Total Investment Income	3,113

Expenses:
Investment Advisory	999
Accounting	28,155
Administration	27,171
Distribution (Class A Shares)	410
Offering	20,419
Organization	29,317
Custodian	8,278
Professional	72,000
Legal	18,156
Transfer Agency	57,499
Chief Compliance Officer	8,294
Trustees	1,646
Printing	25,204
Taxation	361
Other	16,458

Total expenses before fee reductions	314,367
Contractual Reimbursement by the Investment Adviser	(311,500)
Contractual Adviser fees waived by the Investment Adviser	(999)

Net Expenses	1,868

Net Investment Income	1,245

Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	1,401
Realized losses from foreign exchange transactions	(392)
Change in unrealized appreciation from investments and foreign exchange transactions	59,236

Net realized/unrealized gains from investments	60,245

Change in net assets from operations	$61,490

See Notes to Financial Statements

EM Capital India Gateway Fund and Subsidiary
Consolidated Statement of Changes in Net Assets
For the Period July 23, 2007 (Inception) through December 31, 2007

Investment Activities:

Operations:
Net investment income	$1,245
Net realized gains from investment transactions	1,401
Realized losses from foreign exchange transactions	(392)
Change in unrealized appreciation from investments and foreign exchange transactions	59,236

Change in net assets from operations	61,490

Capital Share Transactions:
Proceeds from shares issued:
Class A Shares	234,231
Class I Shares	2,511
Adviser Shares	1,000

Change in net assets from capital share transactions	237,742

Change in net assets	299,232

Net Assets:
Beginning of period	—

End of period	$299,232

Accumulated net investment income	$838

Share Transactions:
Class A Shares:
Issued	22,360
Redeemed	—

Change in Class I Shares	22,360

Class I Shares:
Issued	251
Reinvested	—

Change in Class C Shares	251

Adviser Shares:
Issued	1,000
Redeemed	—

Change in Adviser Shares	1,000

See Notes to Financial Statements

EM Capital India Gateway Fund and Subsidiary
Consolidated Statement of Cash Flows
For the period July 23, 2007 (Inception) through December 31, 2007

Cash flow from operating activities:
Net increase in net assets resulting from operations	$61,490
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investment securities	(217,858)
Proceeds from disposition of investment securities	15,617
Realized gain from investments	(1,401)
Change in accumulated appreciation/ depreciation from investments	(59,610)
Decrease (Increase) in assets:
Increase in interest and dividends receivable	(135)
Increase in receivable for capital shares issued	(9,503)
Increase in receivable from investment adviser	(240,957)
Increase in deferred organization costs	(25,586)
Increase in prepaid expenses	(2,550)
(Decrease) Increase in payables:
Increase in securities purchased	2,610
Increase in administration	14,788
Increase in chief compliance officer	8,294
Increase in fund accounting	16,036
Increase in distribution fees	112
Increase in custodian	4,991
Increase in transfer agent	57,499
Increase in audit	72,000
Increase in legal	15,348
Increase in trustee	230
Increase increase in printing	25,204
Increase in tax	361
Increase in other fees	50,149

Net cash provided by operating activities	(212,871)

Cash flow from financing activities:
Proceeds from issuance of shares	237,742

Net cash generated from financing activities	237,742

Net change in cash and cash equivalents	24,871
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period *	$24,871

*	Balance includes foreign exchange transactions at market.
See accompanying notes to financial statements.
 5

EM Capital India Gateway Fund and Subsidiary
Consolidated Financial Highlights
For the period ended December 31, 2007
Selected data for a share outstanding throughout the period indicated.

		Investment Activities					Ratios/Supplementary Data
Ratio of
			Net					Ratio of	Ratio of	Expenses
			Realized		Net		Net	Expenses	Net	to
	Net Asset		and		Asset		Assets,	to	Investment	Average
	Value,	Net	Unrealized	Total From	Value,	Total	End of	Average	Income to	Net	Portfolio
	Beginning	Investment	Gains on	Investment	End of	Return	Period	Net	Average	Assets	Turnover
	of Period	Income	Investments	Activities	Period	(a) (b)	(000’s)	Assets (e)	Net Assets (e)	(e) (d)	(b)

Class A Shares
Period ended December 31, 2007 (c)	$10.00	0.05	3.14	3.19	$13.19	31.90%	$296	2.23%	1.48%	374.21%	9.82%

Class I Shares
Period ended December 31, 2007 (c)	$10.00	0.10	3.12	3.22	$13.22	32.20%	$3	1.77%	2.01%	374.23%	9.82%

(a)	Total return calculations do not include any sales or redemption charges.

(b)	Not annualized.

(c)	Inception date July 23, 2007.

(d)	During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(e)	Annualized for periods less than one year.
See Notes to Financial Statements

EM CAPITAL INDIA GATEWAY FUND AND SUBSIDIARY
Notes to Consolidated Financial Statements
1.	Organization:

The Coventry Funds Trust (the “Trust”) was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company established as a Massachusetts business trust.

The Trust is authorized to issue an unlimited number of shares, which are shares of beneficial interest. The accompanying financial statements are for the EM Capital India Gateway Fund (the “Fund”), one of the series of the Trust. The Fund offers three classes of preferred shares: Class I Shares, Class A Shares and Class C Shares. Each class of shares in the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distributions, class-related expenses, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. There are currently no outstanding shares of Class C Shares. The Fund has Adviser shares which are not redeemable, and no income or expenses are allocated to the Adviser shares; These Adviser shares are owned by EM Capital Management, LLC, the Fund’s Adviser and reflected as Paid In Capital Minority Interest on the Consolidated Statement of Assets and Liabilities.

The Fund’s investment objective is to seek long-term capital growth and income by investing primarily in a diversified portfolio of securities issued by Indian and India-related companies. The Fund pursues its investment objective by investing through EM Capital Gateway (Mauritius), Ltd., a special purpose limited liability corporation (the “Company”) registered in Mauritius, that was formed solely for the purpose of facilitating the Fund’s purchase of Indian securities and that is regulated by the Securities and Exchange Board of India (“SEBI”). EM Capital India Gateway Ltd. is a private company limited by shares incorporated in the Republic of Mauritius on March 26, 2007 in accordance with the Companies Act. It holds a Category 1 Global Business License and is regulated by the Financial Services Commission (FSC). The principal activity is to carry on business as an investment holding company. The financial statements of the Fund and Company are consolidated as the Fund directly has controlling interest of the Company and the consolidated financial statements fairly present the Fund’s investments and operations.

The EM Capital India Gateway Fund commenced operations on July 23, 2007.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles of the United States of America (“GAAP”).

Investment Valuation: The Company’s shares are valued by the Fund at Net Asset Value (“NAV”). The Fund’s investment in the securities is limited to its direct investment in the Company. Portfolio securities of the Company for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the Adviser’s (EM Capital Management, LLC) best judgment under procedures established by, and under the supervision of, the Trust’s Board of Trustees.

EM CAPITAL INDIA GATEWAY FUND AND SUBSIDIARY
Notes to Consolidated Financial Statements
FASB Accounting Pronouncements affecting the Fund: Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). The adoption of FIN 48 did not impact the Fund’s net assets or result of operations.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Currency Translation: For purposes of determining a Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using historical exchange rates. Income is translated at approximate rates prevailing when accrued. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Items included in the financial statements of the Company are measured using the currency of the primary economic environment in which the Company operates (‘the functional currency’). The Board of Directors of the Company consider U.S. dollar as the currency that most faithfully represents the economic effects of the underlying transactions.

Foreign Currency Translation: The Fund may hold foreign currency contracts as hedges against exposure to foreign currency fluctuations in relation the U.S. dollar. The carrying value of these contracts is the gain or loss that would be realized if the position (contract) were closed out on the valuation date. Unrealized gains or losses are reflected in the Consolidated Statement of Operations as part of the change in unrealized appreciation/depreciation of investments, and in the Consolidated Statement of Assets and Liabilities as foreign currency receivable/payable.

Securities Transactions and Related Income: Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions

EM CAPITAL INDIA GATEWAY FUND AND SUBSIDIARY
Notes to Consolidated Financial Statements
and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

For the Company, interest income accrues as earned. Dividend income is recorded on the ex-dividend date.

Expenses: Expenses that are directly related to the Fund are charged directly to the Fund, while general Trust expenses are allocated to the Fund and other series of the Trust based on their relative net assets or another appropriate method. Each class of preferred shares bears its respective pro-rata portion of expenses, except that each preferred class separately bears expenses related specifically to that class, such as distribution fees.

All expenses of the Company and Fund are accounted for in the Fund’s Consolidated Statement of Operations on the accrual basis.

The consolidated expenses are that of both the Fund and the Company and are not allocated or comingled with respect to payments.

Offering Expenses: Costs incurred in connection with the offering and initial registration of the Fund are amortized on a straight-line basis over the first twelve months after the commencement of operations.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Distributions to Shareholders: The Fund intends to declare and pay applicable dividends from net investment income and to make distributions of applicable net realized capital gains, if any, on an annual basis. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Federal Income Taxes: It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.	Concentration of Market Risk:

The Fund will invest primarily in Indian and Indian-related securities. The value of the Fund’s investments may therefore be adversely affected by political and social instability in India and by changes in economic or taxation policies in the country. Investments in Indian securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in India. India is considered to still be an emerging market nation and, as a result, has historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Emerging market nations may be characterized by political uncertainty and instability. In addition, there may be a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in India.

EM CAPITAL INDIA GATEWAY FUND AND SUBSIDIARY
Notes to Consolidated Financial Statements
4.	Related Party Transactions:

Investment Adviser:

EM Capital Management, LLC (“Adviser”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee computed daily and paid monthly at the annual rate of 1.20% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2009, to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividends and extraordinary expenses, to the amount of the “Maximum Operating Expense Limit” applicable to each class of shares as set forth below:

Class of Shares	Maximum Operating Expense Limit*

Class A Shares	2.30%
Class C Shares	2.80%
Class I Shares	1.80%

*	Expressed as a percentage of the Fund’s average daily net assets.
Under the terms of this agreement, the Adviser may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the year in which they were taken. Such reimbursement shall be made monthly, but only if the operating expenses of the Fund are at an annualized rate equal to or less than the expense limit for the payments made through the period ended December 31, 2007. For the period ended December 31, 2007, the reimbursements that may potentially be made by the Fund prior to their expiration in 2010 are $312,499.
Administration, Fund Accounting and Transfer Agent:
Effective August 1, 2007, BISYS Fund Services Ohio, Inc. (“BISYS Ohio”), the Fund’s administrator and fund accounting and transfer agent, was re-named Citi Fund Services Ohio, Inc. (“CFSO”) following the acquisition of The BISYS Group, Inc., the parent company of BISYS Ohio, by a subsidiary of Citibank N.A. (“Citi”).
Prior to August 1, 2007, BISYS Ohio, a wholly owned subsidiary of The BISYS Group, Inc., served the Fund as administrator. Certain officers and trustees of the Trust were affiliated with BISYS Ohio and such officers currently are affiliated with CFSO. Such persons were paid no fees directly by the Fund for serving as officers and trustees of the Trust, with the exception of the Chief Compliance Officer. Under the Master Services Agreement with the Fund, BISYS Ohio was, and CFSO is, entitled to receive a fee from the Fund based upon a tiered fee structure, subject to a minimum fee of $37,500 per annum for Fund Accounting and $42,500 per annum for Fund Administration. As for Transfer Agent fees per the Master Service Agreement, CFSO receives $17,000 per annum, plus applicable reimbursement of certain expenses.
Under a Compliance Services Agreement between the Fund and BISYS Ohio (the “CCO Agreement”), BISYS Ohio, and now CFSO, made an employee available to serve as the Fund’s Chief Compliance Officer (the “CCO”). Under the CCO Agreement, BISYS Ohio also provided, and CFSO currently provides infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Fund paid BISYS Ohio and CFSO $8,294 for the period ended December 31, 2007, plus certain out of pocket expenses. BISYS Ohio and CFSO paid the salary and other compensation earned by any such individuals as employees of BISYS Ohio and CFSO.
Distribution:
Foreside Distribution Services, L.P. (“Foreside”), a wholly owned subsidiary of Foreside Financial Group, LLC, and the Trust are parties to a Distribution Agreement under which shares of the Fund are sold on a continuous basis. The Fund has adopted a Service and Distribution Plan for Class A preferred and Class C preferred shares pursuant to Rule 12b-1 under the 1940 Act, under which the Class A and Class C shares of the Fund are authorized to pay the Distributor for payments it makes to banks, other institutions and broker-dealers,

EM CAPITAL INDIA GATEWAY FUND AND SUBSIDIARY
Notes to Consolidated Financial Statements
and for expenses the Distributor and any of its affiliates incur for providing distribution or shareholder service assistance to the Fund. The calculated annual rate will not exceed 0.50% and 1.00% of the average daily net asset value of Class A and Class C shares, respectively. There is no Service and Distribution Plan for Class I shares.

Prior to August 1, 2007, BISYS Services Limited Partnership (“BISYS”) served as principal underwriter and distributor of the Fund’s shares. Effective August 1, 2007, the Board of Trustees of the Fund approved a new distribution agreement with Foreside, under which Foreside assumed certain services previously performed by BISYS. Foreside is not affiliated with Citi, CFSO or the Adviser.

5.	Purchases and Sales of Securities:

The aggregate purchases and sales of portfolio securities (excluding short-term securities) held by the Company for the period ended December 31, 2007, were as follows:

Purchases	Sales
$217,858	$15,617
6.	Federal Tax Information:

The tax character of dividends paid to shareholders of the Fund during the period ended December 31, 2007, was as follows:

Ordinary	Net Long-Term	Total Taxable	Total Return	Total
Income	Capital Gains	Distributions	of Capital	Distributions Paid
$	$—	$	$—	$
In accordance with GAAP, the Fund had made reclassifications within or among its capital account. The reclassification is intended to adjust the components of the Fund’s net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Fund. As of December 31, 2007, the Fund made reclassifications to increase or (decrease) the components of the net assets detailed below:

Undistributed Net	Accumulated Realized
Investment Income	Gain/(Loss)	Capital
$407	$(407)	$—
As of December 31, 2007, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated	Unrealized	Total
Undistributed	Long-Term	Distributions	Capital and	Appreciation/	Accumulated
Ordinary Income	Capital Gains	Payable	Other Losses	(Depreciation)	Earnings*

$3,256	$—	$—	$(407)	$58,641	$61,490

*	The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales and FIFO cost methodology.
Under current tax law, capital losses realized after October 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post October currency losses of $407, which will be treated as arising on the first business day of the fiscal year ending December 31, 2008.

EM CAPITAL INDIA GATEWAY FUND AND SUBSIDIARY
Notes to Consolidated Financial Statements
7.	Subsequent Event:

The Fund’s Trustees have approved the tax-free reorganization of the Fund, currently a series of Coventry Fund Trust, to enable it to become a series of Northern Lights Fund Trust on or around August 15, 2008. Concurrently, Gemini Fund Services, LLC will replace Citi Fund Services Ohio, Inc. as the Fund’s fund administration, fund accounting and transfer agency service provider; a new national accounting firm has been appointed to perform the 2008 audit. These organizational changes are anticipated to reduce the Fund’s annualized gross 2008 operating expenses by an estimated 20%. The Investment Advisory Agreement between the Fund and EM Capital Management, LLC, the adviser, requires the Adviser to waive its fees and reimburse Fund expenses that exceed 2.30% in Class A shares. Due to the current limited asset size of the Fund, the Fund is dependent upon the Adviser to pay its operating expenses. The Adviser has established a segregated bank account and a collateral security agreement encumbering the shares owned by its principal, effective upon the date of reorganization, in an aggregate amount deemed sufficient to ensure payment of the Fund’s estimated remaining 2008 operating expenses. The Fund has entered into agreements with two major U.S. securities brokers to offer the Fund through their respective on-line and financial advisor platforms.

EM Capital India Gateway Fund
Supplemental Information (Unaudited)
December 31, 2007
Supplemental Information (unaudited) (continued)
Table of Shareholder Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 23, 2007 through December 31, 2007.
Class C Shares have not yet commenced operations.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		7/23/07	12/31/07	7/23/07 — 12/31/07	7/23/07 — 12/31/07

EM Capital India Gateway Fund	Class A	$1,000.00	$1,319.00	$11.48	2.23%
	Class I	1,000.00	1,322.00	9.12	1.77%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal period divided by the number of days in the fiscal year.
The aggregate expenses for EM Capital Gateway (Mauritius), Ltd and EM Capital India Gateway Fund are $64,985 and $249,382 respectively.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		7/23/07	12/31/07	7/23/07 — 12/31/07	7/23/07 — 12/31/07

EM Capital India Gateway Fund	Class A	$1,000.00	$1,012.29	$9.96	2.23%
	Class I	1,000.00	1,014.34	7.91	1.77%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal period divided by the number of days in the fiscal year.

EM Capital India Gateway Fund
Supplemental Information (Unaudited)
December 31, 2007
The Trustees and Officers of the Fund, their date of birth, the position they hold with the Fund, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.
Trustees and Officers of the Trust

				Number of
		Term of Office and	Principal	Portfolios in Fund
Name, Address, and	Position(s) Held	Length of Time	Occupation(s)	Complex Overseen by	Other Trusteeships
Date of Birth	with Trust	Served	During Past 5 Years	Trustee	Held by Trustee*

Non-Interested Trustees

James H. Woodward Date of Birth: 11/24/1939	Trustee	Indefinite; 4/97 to present	Chancellor, Emeritus, University of North Carolina at Charlotte—9/05 to present; Chancellor, University of North Carolina at Charlotte — 7/89 to 7/05	2	The Coventry Group

Michael Van Buskirk Date of Birth: 2/22/1947	Trustee and Chairman of the Board	Indefinite; 4/97 to present	Chief Executive Officer, Ohio Bankers Assoc. (industry trade association)— 5/91 to present	2	The Coventry Group

Maurice Stark Date of Birth: 9/23/1935	Trustee	Indefinite; 3/04 to present	Consultant, (part-time) Battelle Memorial Institute — 1/96 to present	2	The Coventry Group

Diane E. Armstrong Date of Birth: 7/2/1964	Trustee	Indefinite; 2/06 to present	Principal of King, Dodson Armstrong Financial Advisors, Inc. -8/03 to present; Director of Financial Planning, Hamilton Capital Management — 4/00 to 8/03.	2	The Coventry Group

Walter B. Grimm Date of Birth: 6/30/1945	Trustee	Indefinite; 4/97 to present	Co-Owner, Leigh Investments, Inc. (Real Estate) — 1/06 to present; Employee of BISYS Fund Services—6/92 to 9/05	2	The Coventry Group, Performance Funds Trust

Name, Address, and	Position(s) Held	Term of Office and Length
Date of Birth	with Trust	of Time Served	Principal Occupation(s) During Past 5 Years

David Bunstine 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 7/30/1965	President	Indefinite; 8/07 to present	Employee of Citi Fund Services (f/k/a BISYS Fund Services) 1987 to present).

Eric Phipps 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 6/20/71	Anti-Money Laundering Officer and Chief Compliance Officer	Indefinite; 9/06 to present	Employee of Citi Fund Services (f/k/a BISYS Fund Services) 2006 to present; 2004 — 2006 employee of the United States Security and Exchange Commission; 1995 — 2004 employee for BISYS as Director in Compliance Services.

Robert W. Silva 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 8/15/66	Treasurer	Indefinite; 2/08 to present	Senior Vice President, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) (fund administration), September 2007 to present; Employee, Citizens Advisers, Inc., May 2002 to August 2007.

Curtis Barnes 100 Summer Street Boston, MA 02110 Date of Birth: 9/24/1953	Secretary	Indefinite; 5/07 to present	Employee of Citi Fund Services (f/k/a BISYS Fund Services) 1995 to present.

The officers of the Trust are interested persons (as defined in the 1940 Act) and receive no compensation directly from the Fund for performing the duties of their offices.
The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-766-3960.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-933-1850; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-800-933-1850; and on the Commission’s website at http://www.sec.gov.
The Fund files complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Fund makes the information on Form N-Q available upon request without charge.

Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Maurice G. Stark, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees.
For the fiscal year ended December 31, 2007, Ernst & Young billed Audit Fees to EM Capital of $50,000.
(b) Audit-Related Fees.
For the fiscal year ended December 31, 2007, there were no fees for audit-related services.
(c) Tax Fees.
For the fiscal year ended December 31, 2007, Ernst & Young billed Tax Fees to EM Capital of $7,000.
(d) All Other Fees
For the fiscal year ended December 31, 2007, there were no fees for all other services.
(e) If any of the services were NOT pre-approved, but otherwise approved by the audit committee, disclose the percentage of each category above.
Not applicable.
(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
Not applicable.
(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
Not applicable.
(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence..
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
(a)Not applicable.
(b)Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant has formalized its policies and process by which shareholders may recommend nominees (“Nominee”) to the Board of Trustees (“Board”) in a set of written procedures. The Board has designated a Nominating Committee (“Committee”), composed entirely of Independent Trustees for the purpose of selecting and evaluating each Nominee’s qualifications, including each Nominee’s independence from the Registrant’s investment advisers and other principal service providers. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. As part of these policies and procedures, the Committee may consider suggestions for Trustee candidates from the investment adviser and other service providers of the Registrant. In addition, a shareholder of a series of the Registrant may submit Nominees for the Committee to consider. The shareholder must submit any such nomination in writing to the Trust, to the attention of the Secretary. In order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter generally must be satisfied regarding the Nominee. Further, in order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter must be satisfied regarding the shareholder or shareholder group submitting the proposed Nominee.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Coventry Funds Trust
By (Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer
Date July 9, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Bunstine
David Bunstine, President
Date July 9, 2008

By (Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer
Date July 9, 2008